TAXATION (Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TAXATION
Loss before income taxes	¥ (441,653)	$ (67,688)	¥ (391,078)	¥ (225,246)
Income tax computed at the tax rate of 25%	(110,413)	(16,920)	(97,770)	(56,309)
Effect of different tax rates in different jurisdictions	10,715	1,642	19,393	11,758
Non-deductible expenses	74,225	11,375	8,472	4,661
Non-taxable income	(78,447)	(12,023)	(234)	(7,322)
Statutory income (expense)	(2,544)	(390)	3,216	0
Interest and penalty	(465)	(71)	(6,811)	0
Unrecognized tax positions	0	0	0	41,122
Deferred tax expense	(2,314)	(355)	32,358	0
Changes of valuation allowance	71,545	10,965	41,868	45,112
Withholding tax	74	11	(39,478)	(4,971)
Effect of tax rate change	0	0	0	0
Income tax expense	¥ (37,624)	$ (5,766)	¥ (38,986)	¥ 34,051